SEGMENT AND DISAGGREGATED REVENUE INFORMATION - Property, Plant and Equipment (Details) - USD ($) $ in Millions	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
Property, plant and equipment, net
Property, plant and equipment, net	$ 1,343.7	$ 1,210.7	$ 1,137.4
U.S.
Property, plant and equipment, net
Property, plant and equipment, net	403.1	366.9	317.3
International
Property, plant and equipment, net
Property, plant and equipment, net	$ 940.6	$ 843.8	$ 820.1